COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	Dec. 31, 2023 GHS (GH₵)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 11, 2022 USD ($)	Oct. 19, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Additional amount of lawsuit claim from local government for an annual business operating permit	GH₵ 90,000	$ 9,000
Restricted cash		$ 296,322	$ 296,322			$ 296,322	$ 296,322
Term of lease of Kibi Project	15 years	15 years
Ghanaian subsidiary [Member]
Outstanding annual mineral right fees					$ 11,714,800
Ghana Revenue Agency [Member]
Tax Liability				$ 1,186,701
Additional tax liability				$ 356,281